Provisions - Narrative (Details) € in Millions		6 Months Ended	12 Months Ended
	Jan. 14, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 17, 2021 EUR (€)
Disclosure of other provisions [line items]
Additional provisions			€ 12,578
Potential accrual for change in CAFE Rate, periods prior to merger			455
Potential accrual for change in CAFE Rate, vehicle shipment after merger			227
FCA and PSA Merger | CAFE provision
Disclosure of other provisions [line items]
Contingent liabilities recognised in business combination				€ 163
Previous rate
Disclosure of other provisions [line items]
CAFE penalty fine rate | $	$ 5.50
New base rate
Disclosure of other provisions [line items]
CAFE penalty fine rate | $	$ 14.00
Warranty provision, vehicles sold in prior periods
Disclosure of other provisions [line items]
Additional provisions		€ 732
Restructuring
Disclosure of other provisions [line items]
Additional provisions			€ 678